33. Financial instruments and risk management (Details 3) - Cash Flow Hedges [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
2021	R$ 289,422
2022	279,748
2023	328,497
2024	200,774
2025 onwards	212,635
Aircraft Fuel - Operating Costs [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
2021	154,973
2022	9,816
2023
2024
2025 onwards
Interest Rate Swap Contract [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
2021	15,878
2022	21,707
2023	26,575
2024	26,412
2025 onwards	212,635
Revenue Derivatives [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
2021	118,571
2022	248,225
2023	301,922
2024	174,362
2025 onwards